Long-Term Debt Convertible Notes Narrative (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2013 Common Stock [Member]	Dec. 31, 2013 Loans Payable [Member]	Dec. 31, 2012 Loans Payable [Member]	May 31, 2012 Loans Payable [Member]	May 31, 2012 Convertible Subordinated Debt [Member]	Dec. 31, 2013 Convertible Subordinated Debt [Member]	Dec. 31, 2012 Convertible Subordinated Debt [Member]	May 31, 2012 Convertible Subordinated Debt [Member] Maximum [Member]
Debt Instrument [Line Items]
Outstanding principal balance		$ 0	$ 22,500,000			$ 0	$ 22,500,000	$ 22,500,000
Proceeds from long-term debt		0	16,311,000	5,823,000								15,000,000
Less unamortized discounts		0	6,504,000				6,300,000		7,500,000		7,500,000
Stated interest rate minimum									6.00%
Principal and interest due upon IPO with gross proceeds equal to a specified amount, amount										50,000,000
Effective interest rate											18.00%
Conversion terms, upon a triggering event, holders may elect to covert notes at a ratio of principal and accrued interest to a stated discount rate, stated discount rate										50.00%
Number of shares issued in relation to convertible debt (in shares)					1,929,309
Recognition of beneficial conversion feature					7,400,000
Repayments of Convertible Debt	2,800,000
Interest payable							$ 904,000